EQUITY-ACCOUNTED INVESTMENTS - Rand Refinery and Mimosa tables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EQUITY-ACCOUNTED INVESTMENTS
Revenue	R 45,911.6	R 31,240.7	R 22,717.4
Depreciation and amortisation	(5,699.7)	(4,041.9)	(3,636.6)
Interest income	415.5	331.4	257.0
Finance expense	(2,971.8)	(903.1)	(561.8)
Income tax	2,946.6	(1,202.1)	(377.2)
Profit for the year	(4,433.1)	3,042.7	538.2
Other comprehensive income	(627.2)	(131.4)
Total comprehensive loss/income	(5,060.3)	2,911.3	538.2
Non-current assets	64,067.3	34,018.1	25,515.0
Property, plant and equipment	51,444.6	27,240.7	22,132.4
Current assets	12,004.5	7,703.2	2,750.7
Cash and cash equivalents	2,062.4	967.9	717.4	R 562.9
Non-current liabilities	(43,635.8)	(18,995.6)	(7,933.6)
Current liabilities	(8,437.8)	(6,256.6)	(5,347.3)
Impairments	(4,411.0)	(1,381.1)
Total equity-accounted investments	2,244.1	2,157.4	167.5
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Revenue	649.0	903.0	1,021.0
Total comprehensive loss/income	374.0	(352.0)	346.0
Non-current assets	702.0	636.0	708.0
Current assets	669.0	419.0	512.0
Non-current liabilities	(31.0)	(1,095.0)	(992.0)
Current liabilities	(391.0)	(467.0)	(383.0)
Net assets (liabilities)	949.0	(507.0)	(155.0)
Share of net assets (liabilities)	314.1	(168.2)	(51.7)
Dividend received	(8.2)	(8.2)	(8.2)
Fair value adjustment	(35.5)	(35.5)	(35.5)
Impairments	(119.6)	(119.6)	(119.6)
Loan to equity-accounted investee		403.9	363.7
Redeemable Preference Share Capital	47.6
Total equity-accounted investments	R 198.4	72.4	R 148.7	R 55.1
Percentage of Contribution in Facility	37.40%
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Revenue	R 3,375.4	2,446.4
Depreciation and amortisation	(423.4)	(447.4)
Interest income	17.5	1.0
Finance expense	(20.0)	(22.4)
Income tax	(245.0)	(185.1)
Profit for the year	350.1	229.8
Other comprehensive income	72.7	(264.6)
Total comprehensive loss/income	422.8	(34.8)
Non-current assets	4,007.8	4,079.0
Property, plant and equipment	4,007.8	4,079.0
Current assets	1,916.3	2,259.5
Cash and cash equivalents	281.5	191.2
Other current assets	1,634.7	2,068.3
Non-current liabilities	(993.6)	(1,131.2)
Non-current financial liabilities	(94.2)	(141.2)
Other non-current liabilities	(899.4)	(990.0)
Current liabilities	(539.0)	(900.1)
Current financial liabilities	(487.4)	(762.2)
Other current liabilities	(51.7)	(137.9)
Net assets (liabilities)	4,391.5	4,307.2
Share of net assets (liabilities)	2,195.7	2,153.6
Reconciling items	(182.8)	(104.3)
Total equity-accounted investments	R 2,012.9	R 2,049.3